Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Accounts Payable and Accrued Liabilities
Drilling/permitting	$ 174	$ 140	$ 471
Engineering	1,617	1,796
Private leaseholder obligations		1,500
Legal	678	112	280
Board of Directors' fees	125	125
Off-take arrange fee	50	1,588
Compensation and other	2,049	1,245
Total accounts payable and accrued liabilities	$ 4,693	$ 14,600